Deferred Tax Assets and Liabilities - Summary of Deferred Taxes (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	£ 9,956	£ 8,889
Exchange adjustments	533	92
Credit / (charge) to profit and loss	1,294	3,006
Acquisition	(290)	(5,301)
Credit to equity	(5,101)	3,270
Ending balance	6,392	9,956
Accelerated capital allowances
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	595	1,365
Exchange adjustments	0	0
Credit / (charge) to profit and loss	(161)	(770)
Acquisition	0	0
Credit to equity	0	0
Ending balance	434	595
Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	2,987	899
Exchange adjustments	355	(86)
Credit / (charge) to profit and loss	285	2,174
Acquisition	0	0
Credit to equity	0	0
Ending balance	3,627	2,987
Share-based compensation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	13,143	8,885
Exchange adjustments	0	0
Credit / (charge) to profit and loss	1,802	988
Acquisition	0	0
Credit to equity	(5,101)	3,270
Ending balance	9,844	13,143
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(6,824)	(2,920)
Exchange adjustments	(30)	221
Credit / (charge) to profit and loss	1,136	915
Acquisition	(290)	(5,040)
Credit to equity	0	0
Ending balance	(6,008)	(6,824)
Other temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	55	660
Exchange adjustments	208	(43)
Credit / (charge) to profit and loss	(1,768)	(301)
Acquisition	0	(261)
Credit to equity	0	0
Ending balance	£ (1,505)	£ 55